Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest Income
Interest and fees on loans	$ 126,594	$ 96,432	$ 93,414
Interest on investment securities:
Taxable	10,697	14,285	17,729
Tax-exempt	1,226	1,442	1,697
Interest on federal funds sold	22	53	48
Total Interest Income	138,539	112,212	112,888
Interest Expense
Interest on deposits	12,358	13,477	19,794
Interest on short-term borrowings	325	312	325
Interest on long-term debt	618	661	639
Total Interest Expense	13,301	14,450	20,758
Net Interest Income	125,238	97,762	92,130
Provision for loan losses	6,848	6,375	4,600
Net Interest Income After Provision for Loan Losses	118,390	91,387	87,530
Non-interest Income
Total investment securities impairment losses	0	(878)	(2,767)
Noncredit impairment losses recognized in other comprehensive income	0	302	1,494
Net investment securities impairment losses	0	(576)	(1,273)
Gains on sale of investment securities	764	1,530	3,756
Net investment securities gains	764	954	2,483
Service charges	27,596	26,409	26,959
Bankcard revenue	13,521	12,406	11,150
Insurance commissions	5,832	6,071	5,946
Trust and investment management fee income	3,986	3,774	3,106
Bank owned life insurance	3,391	2,983	3,183
Other income	2,916	2,660	2,033
Total Non-interest Income	58,006	55,257	54,860
Non-interest Expense
Salaries and employee benefits	51,430	43,509	40,717
Occupancy and equipment	9,910	8,186	8,013
Depreciation	5,757	4,605	4,508
FDIC insurance expense	1,852	1,590	2,576
Advertising	2,673	2,589	2,007
Bankcard expenses	2,870	2,662	2,258
Postage, delivery, and statement mailings	2,220	2,079	2,099
Office supplies	1,728	1,669	1,911
Legal and professional fees	3,028	1,786	4,913
Telecommunications	2,212	1,614	1,605
Repossessed asset losses, net of expenses	646	1,346	272
Merger related costs	5,526	4,708	0
Other expenses	13,054	11,058	10,262
Total Non-interest Expense	102,906	87,401	81,141
Income Before Income Taxes	73,490	59,243	61,249
Income tax expense	25,275	20,298	20,571
Net Income Available to Common Shareholders	48,215	38,945	40,678
Total comprehensive income	$ 44,647	$ 41,430	$ 39,268
Average common shares outstanding	15,564	14,714	15,055
Effect of dilutive securities:
Employee stock options and warrant	144	82	75
Shares for diluted earnings per share	15,708	14,796	15,130
Basic earnings per common share (in dollars per share)	$ 3.07	$ 2.63	$ 2.68
Diluted earnings per common share (in dollars per share)	$ 3.04	$ 2.61	$ 2.67
Dividends declared per common share (in dollars per share)	$ 1.48	$ 1.40	$ 1.37